SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

13.          SUBSEQUENT EVENTS

Subsequent to December 31, 2021, the following occurred:

● The Company issued 220,000 common shares at prices ranging from C$1.84 to C$8.24 per share for gross proceeds of $492 upon the exercise of stock options.

● The Company cancelled 15,000 stock options with an exercise price of C$10.80 that were forfeited.